SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2011 Surveillance and security products	Dec. 31, 2009 Vimicro Tianjin ViSS business	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 VIE
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units	2	2	2
Impairment of goodwill
Goodwill resulted in acquisition					$ 2,019
Balance as of the beginning of the period		2,082
Impairment losses		(2,182)		(2,182)
Foreign currency translation adjustment		100
Balance as of the end of the period			$ 2,082
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund						10.00%	10.00%
Amount up to which appropriation required to be made to statutory reserve fund						50.00%	50.00%